Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Policies and Practices

The Company currently approves grants of equity awards to our executive officers at the regularly scheduled board meetings in the first quarter of each year, with the date of grant shortly following the filing of our annual report on Form 10-K for the year. The Company may also consider and approve interim or mid-year grants from time to time based on business needs, including for new hires, retention considerations or promotions and may change its equity grant practices in the future. The Company does not take material nonpublic information into account when determining the timing and terms of equity award grants to executive officers.

Award Timing Method	The Company currently approves grants of equity awards to our executive officers at the regularly scheduled board meetings in the first quarter of each year, with the date of grant shortly following the filing of our annual report on Form 10-K for the year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false